Income Taxes - Income Tax Payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
As at January 1	$ 2,580	$ 1,112	$ 15,546
Current tax	1,884	2,283	3,280
Withholding tax upon dividend declaration from a PRC entity	740	3,674	2,186
Tax paid (note)	(3,587)	(3,728)	(18,891)
Reclassification from prepaid tax	(41)	(397)	(241)
Reclassification to deferred tax		11
Divestment of subsidiaries		(177)
Exchange difference	(27)	(198)	(768)
As at December 31	$ 1,549	$ 2,580	1,112
HBYS
Capital gain tax paid for gain on divestment of HBYS			$ 14,400